Group cash flow statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ 7,821		$ 2,883	$ 15,186		$ 6,013
Adjustments to reconcile profit (loss) [abstract]
Adjustments For Depreciation And Amortisation Expense Including Expense Arising From Exploration For And Evaluation Of Mineral Resource, Write-Off	4,675		4,723	9,087		8,959
Adjustments For Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, And Adjustments For Gain Loss On Disposal Of Investments In Subsidiaries, Joint Ventures, And Associates	1,085		878	1,572		1,367
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method, Excluding Dividends Received	51		40	(316)		(160)
Adjustments For Finance Costs And Interest Expense, Net Of Interest Paid	151		126	186		273
Adjustments for share-based payments	201		215	519		616
Adjustments For Increase (Decrease) In Pension And Other Post-Retirement Benefits	(18)		(36)	(47)		(47)
Adjustments for provisions	948		666	3,305		1,770
Adjustments For Decrease (Increase) In Inventories And Other Assets And Increase (Decrease) In Other Liabilities	(2,675)		(2,030)	(13,217)		(7,099)
Income taxes paid (refund), classified as operating activities	(1,381)		(1,194)	(2,557)		(2,587)
Cash flows from (used in) operating activities	10,858		6,271	13,718		9,105
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	(3,087)		(3,236)	(6,329)		(6,587)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	9		(39)	(5)		(241)
Other cash payments to acquire interests in joint ventures, classified as investing activities	(8)		(59)	(30)		(117)
Purchase of interests in associates	0		(27)	(12)		(39)
Outflows of cash from investing activities	(3,086)		(3,361)	(6,376)		(6,984)
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	425		322	584		614
Cash flows from losing control of subsidiaries or other businesses	184		76	286		112
Cash receipts from repayment of advances and loans made to other parties	31		31	63		62
Inflows of cash from investing activities	640		429	933		788
Cash flows from (used in) investing activities	(2,446)		(2,932)	(5,443)		(6,196)
Cash flows from (used in) financing activities [abstract]
Payments to acquire or redeem entity's shares	0		(1,063)	(562)		(2,910)
Payments of lease liabilities, classified as financing activities	(761)		(784)	(1,525)		(1,511)
Proceeds from non-current borrowings	1,170		1,155	1,237		1,209
Repayments of non-current borrowings	(21)		(848)	(866)		(2,214)
Cash flows from (used in) increase (decrease) in current borrowings	(2,726)		39	386		(86)
Proceeds from issuing other equity instruments	0		0	0		500
Payments to redeem other equity instruments	(2,855)	[1]	0	(2,855)	[1]	0
Payments of other equity instruments	(293)		(332)	(530)		(604)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	0		0	(13)		0
Proceeds from contributions of non-controlling interests	1		965	1		965
Dividends paid to equity holders of parent, classified as financing activities	(1,302)		(1,238)	(2,580)		(2,495)
Dividends paid to non-controlling interests, classified as financing activities	(206)		(127)	(381)		(201)
Cash flows from (used in) financing activities	(6,993)		(2,233)	(7,688)		(7,347)
Effect of exchange rate changes on cash and cash equivalents	49		193	(60)		299
Increase (decrease) in cash and cash equivalents	1,468		1,299	527		(4,139)
Cash and cash equivalents	37,168		35,067	37,168		35,067
Cash and cash equivalents if different from statement of financial position	$ 37,185	[2]	$ 35,130	$ 37,185	[2]	$ 35,130

[1]	See Condensed group statement of changes in equity - footnote (a) for further information.
[2]	Second quarter and first half 2026 include $17 million (second quarter and first half 2025 $63 million) of cash and cash equivalents classified as assets held for sale in the group balance sheet.